Financial Risks - Translation Exposure (Details) - SEK (kr) kr in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
USD
Financial Risks
Negative impact on profit after tax and equity of transaction exposure	kr 22,402	kr 9,979	kr 14,359
Positive impact on profit after tax and equity of transaction exposure	14,359
Translation exposure due to translation of earnings and net assets	kr 18,270	kr 1,256
Translation exposure (as a percent)	10.00%	10.00%	10.00%
Positive impact on equity	kr 1,827	kr 126
Translation exposure due to translation of foreign trade debt	29,236	15,811	kr 5,866
Negative impact on profit after tax and equity of translation exposure	kr 2,924	kr 1,581	kr 587
EUROPE
Financial Risks
Impact of profit after tax and equity (as a percent)	10.00%	10.00%	10.00%
Negative impact on profit after tax and equity of transaction exposure	kr 909	kr 10,247	kr 10,246
Translation exposure due to translation of earnings and net assets	kr (93,814)	kr 26,673
Translation exposure (as a percent)	10.00%	10.00%	10.00%	10.00%
Positive impact on equity	kr 9,381	kr (2,667)
Translation exposure due to translation of foreign trade debt	10,707	28,806	kr 14,817
Negative impact on profit after tax and equity of translation exposure	kr 1,071	kr 2,881	kr 1,482